Operations	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Operations
1.	Operations
Embraer S.A. (“Embraer” or “the Company”) is a publicly held company incorporated under the laws of the Federative Republic of Brazil (“Brazil”) with headquarters in São José dos Campos, State of São Paulo. The corporate purpose of the Company is:

(i)	To design, build and market aircraft and aerospace materials and related accessories, components and equipment, according to the highest standards of technology and quality.

(ii)	To perform and carry out technical activities related to the manufacturing and servicing of aerospace materials.

(iii)	To contribute to the training of technical personnel as necessary for the aerospace industry.

(iv)	To engage in and provide services for other technological, manufacturing and business activities in connection with the aerospace industry.

(v)
To design, build and trade in equipment, materials, systems, software, accessories and components for the defense, security and power industries, and to promote and carry out technical activities related to the manufacturing and servicing thereof, in accordance with the highest technological and quality standards.

(vi)	To conduct other technological, manufacturing, trading and services activities related to the defense, security and power industries.
The Company’s shares (B3: EMBR3, NYSE: ERJ) are listed in the enhanced corporate governance segment of the Stock Exchange in Brazil (“B3”), known as the New Market (“Novo Mercado”). Embraer S.A. also holds American Depositary Shares (evidenced by American Depositary Receipts - ADRs) which are registered with the Securities and Exchange Commission (“SEC”) and listed on the New York Stock Exchange (“NYSE”).
In accordance with the Company’s
by-laws,
the consolidated financial statements of the Company as of and for the year ended December 31, 2020 were approved by the Company’s Board of Directors on March 18, 2021 and were published on March 19, 2021, and the Form
20-F,
which these financial statements are a part of, have been approved by the Company’s executives and reviewed by the Audit, Risk and Ethics Committee of the Company.

1.1	Significant events in the fiscal year ended December 31, 2020

1.1.1	Transaction between Embraer S.A. and The Boeing Company (“Boeing”)
On January 24, 2019, Embraer, Boeing and certain subsidiaries of Boeing and Embraer entered into the Master Transaction Agreement (“MTA”) and other transaction documents, which defined the terms and conditions for the creation of a joint venture covering Embraer’s Commercial Aviation business unit with a participation of 80% of a subsidiary of Boeing and 20% of Embraer, as well as the creation of a joint venture to promote and develop new markets and applications for the
C-390
Millennium multi-mission transport aircraft (“Contribution Agreement”), with a participation of 51% of a subsidiary of Embraer and 49% of a subsidiary of Boeing (collectively, “Transaction”). Until April 25, 2020, Embraer and Boeing continued to be obligated to perform their respective obligations under the MTA and the Contribution Agreement with respect to the consummation of the Transaction, and therefore, Embraer maintained the classification of the assets of the Commercial Aviation business and related services as “held for sale” and “discontinued operations” as of December 31, 2019.
On April 25, 2020, Embraer received a notice from Boeing communicating its decision to terminate the MTA, based on Boeing’s assertion that certain closing conditions in the MTA had not been satisfied by Embraer by the April 24, 2020 termination date in the MTA. In addition, Boeing terminated the Contribution Agreement. Embraer strongly believes that Boeing wrongfully terminated the MTA and the Contribution Agreement and that it had a continuing obligation to abide by the terms thereof. Embraer strongly believes that Embraer was in full compliance with its obligations under the MTA and the Contribution Agreement. Embraer is pursuing all remedies against Boeing for the damages incurred by Embraer as a result of Boeing’s wrongful termination and violation of the MTA and the Contribution Agreement, including by means of arbitration proceedings that have commenced by both sides in connection with the termination of the MTA and the Contribution Agreement by Boeing. No assurance can be given as to the timing or outcome of the arbitration proceedings or any recovery that Embraer may receive or loss that Embraer may incur therefrom or with respect to such arbitration proceedings.
Due to the unexpected and wrongful termination of the strategic partnership by Boeing on April 25, 2020, from this date forward the Company stopped designating and measuring the assets and liabilities associated with the Commercial Aviation Business and related services as “held for sale” and its generated results as “discontinued operations,” which were reclassified as “held for continuous use” and “continuing operations”. The main impacts over the consolidated financial statements are summarized below:

•
The change in designation over the Company’s long-lived assets previously “held for sale” (fixed assets, intangibles, and rights-of-use)
required the recognition of losses associated with accumulated depreciation and amortization not recognized while classified as “held for sale” in the amount of US$ 101.2 (US$ 17.7 related to the fiscal year ended December 31, 2020 and US$ 83.5 related to the fiscal year ended December 31, 2019), recorded as other operating expenses, net during the period (Note 33).

•
The change in designation also required the remeasurement of the long-lived assets held for sale (fixed assets, intangibles, and rights-of-use)
for the lower value between the book value, adjusted for accumulated depreciation and amortization not recognized, and the recoverable value determined by the highest amount between the value-in-use
of these assets and the fair value minus expenses that would be incurred by sale. During the term of designation as “held for sale”, these long-lived assets were listed at the recoverable value by the lesser value between the book value and the fair value based on the purchase price set forth in the MTA, minus the incremental costs incurred to close the transaction. Further details regarding with impairment test performed are disclosed in Note 18.

•
The consolidated statements of income for the comparative fiscal years ended December 31, 2019 and 2018 and related explanatory notes are presenting the Commercial Aviation business unit and related services as continuing operations instead of discontinued operations as previously reported (Note 2.1.5), due to the change in the classification occurred during the fiscal year ended December 31, 2020.

•
The consolidated statements of comprehensive income and cash flows have not been recast for the year ended December 31, 2019 since the Company has continued to disclose the consolidated statements of other comprehensive income and cash flows without the segregation of continuing and discontinued operations during the fiscal year ended December 31, 2019.

•
Unlike the statements of income, the statements of financial position balances related to the Commercial Aviation business unit and related services were not reclassified retrospectively and remained disclosed as assets and liabilities “held for sale” as of December 31, 2019, as per IFRS 5 (Note 5).

1.1.2	Impacts of the COVID-19 pandemic
Embraer has been monitoring the
COVID-19
pandemic situation and its impacts on its employees, operations, the global economy, the supply and the demand for its products and services. The Company implemented contingency plans to act as quickly as necessary as the current situation unfolds.
As a result of the
COVID-19
and its impacts over the commercial aviation industry, the Company’s credit rating has been downgraded by credit agencies – On April 28, 2020, Fitch downgraded our rating from
BBB-
to BB+, on April 29, 2020, Moody’s also downgraded our rating from Ba1 to Ba2 with a negative outlook, and on February 21, 2021, Standard & Poor’s downgraded our rating by one notch to BB with outlook negative.
Since the beginning of the
COVID-19
pandemic, Embraer has been engaging in several initiatives supporting the health and safety of its employees. The Company’s operations were interrupted for certain period in order to adapt industrial facilities in relation to health and safety measures. Social distancing measures were taken, as well as the implementation of working from home for certain group of employees. Furthermore, several measures to preserve jobs were taken, including reductions in working hours and pay cuts, collective vacations and temporary furloughs.

In addition, as a result of the
COVID-19
pandemic and its impacts over the economy, the Company has started three voluntary dismissal plans for specific group of employees in Brazil, with adoption of approximately 1,600 employees. On September 3, 2020, the Company announced an adjustment to its workforce, which corresponds to approximately 900 employees. Considering the voluntary dismissal plans and involuntary dismissals, the reduction in workforce amounted to approximately 2,500 employees in Brazil (12.5% of total workforce). The aggregated expenses of all voluntary dismissal plans concluded and adjustments to the workforce in the fiscal year were US$ 69.2 (Note 33).
The Company has taken measures to preserve cash flow, including (i) reductions in working hours and pay cuts; (ii) reductions and pay cuts in executive management and board of directors fees, (iii) extension of payments terms relating to our suppliers; (iv) extension of tax payment deadlines; (v) negotiation of new credit lines; and (vi) adjustment of production chain.
The main impacts over the Company’s business units are summarized below:
Defense & Security
In the Defense and Security business unit, the programs have been hit by the
COVID-19
global pandemic, in terms of operations and supply chain. Some vendors were closed for several weeks due to the pandemic, jeopardizing their ability to delivery parts and goods. Logistics were also affected due to lower international flights availability adding longer cycles for parts shipment. It should be noted that no customer orders were canceled on Defense programs due to the pandemic. Adjustments required on committed deliveries were already negotiated with customers. The Company has taken actions to overcome the challenges imposed by the
COVID-19
and to minimize its impacts on Defense deliveries.
Executive Aviation
In the Executive Jets business unit, restrictions on travel and emergency quarantine have posed some challenges for aircraft deliveries to international customers during 2020. As of the date of this report, production lines of our executive aviation products are able to attend the planned supply levels, with no major supply shortages. We are supervising the risks and controlling the supply chain and postponements in demand in order to prevent obstacles that may arise from this global crisis. As of the date of these annual consolidated financial statements, one of our executive jets’ customers has cancelled its firm’s orders and some of our executive jet customers have postponed their scheduled aircraft deliveries. Although we cannot fully predict the impact of the continuity of
COVID-19
outbreak in the
short-to-medium
term on our business, we expect that some customers will continue to postpone their scheduled aircraft deliveries and/or will continue to cancel their orders. For 2021 it is expected that executive jets market remains stable in relation to the volume delivered on 2020, gradually recovering in the following years.
Commercial Aviation
In the Commercial Aviation business unit, the extensive traffic disruption affected our customer’s operations throughout the world. As a result of
COVID-19,
some of our customers rescheduled their aircraft deliveries, carrying them over to 2021 and beyond. During the year some deferral agreements were executed and generated a limited number of deferrals to beyond 2025 (Note 31.c), which had an impact on our 2020 results. However, no cancellation has occurred. The Company has granted interim financing for certain deliveries of commercial jets that have occurred during the third and fourth quarter of 2020, which were settled through its transfer to financing agents that financed the customers in December 2020. The recovery pace is difficult to predict since this outbreak has no precedent in history and we cannot fully yet determine the impact of the
COVID-19
outbreak in the
short-to-medium
term on our business.
Services & Support
In the Services & Support business unit, both Commercial Aviation and Executive Aviation customers suffered impacts of the
COVID-19
pandemic directly on their cash flows. Due to drop in operations and decrease in flights during the pandemic, most of airline operators have suffered adverse financial impacts, which resulted in late payments or claims for renegotiation of payment terms for overdue balances of services, spare parts, pool and maintenance contracts (Note 8). During the pandemic, the customers have invested solely on most urgent and indispensable items to preserve cash. A significant decrease in maintenance of engines related to commercial jets was observed on OGMA, however an increase was noted in maintenance of engines of Defense aircraft. Furthermore, some scheduled services, such as repair of landing gear of Phenom and
E-jets
programs, have been impacted by delays in the receipt or shipment of related spare parts, which caused the services to be rescheduled, then impacting revenue and cash receipts for the fiscal year. In addition, a significant decrease was observed in the demand levels for MRO services during several months of the fiscal year, which also caused the reduction of operations. However, the demand levels have been increasing significantly in recent months, in accordance with the gradual resumption of flights by the airline operators and the Company’s customers.
Main accounting impacts related to the
COVID-19
pandemic
In addition to the impacts previously disclosed, the Company has recognized the following impacts in its consolidated financial statements as result of the
COVID-19
pandemic:

•	Negative changes in the fair value of Republic Airways shares held as financial investments impacting the Company’s operating results in the amount of US$ 4.1 (Notes 7 and 27.2).

•
Additional provision for expected credit losses in the amount of US$ 52.6 (Notes 8 and 27.3.2) over trade accounts receivable, contract assets and customer and commercial financing as result of increase in credit risks of the Company’s customers during the pandemic. In addition, as a result of renegotiations executed in the period, certain overdue balances in the total of US$ 22.4, net of expected credit losses, related to receivables of parts and services were reclassified from trade accounts receivable to customer and commercial financing due to the new terms agreed with maturities higher than 12 months.

•
The Company incurred during the fiscal year production costs related to idleness, as well as expenses associated with paid leaves and suspension of employees’ contracts
(lay-off).
These costs were recognized directly on loss for the year, being US$ 72.0 of idleness recorded as cost of goods sold and US$ 44.8 of costs with personnel (paid leaves and lay-offs)
in the line of other operating expenses, net.

•
The Company had a trigger event related to impairment over its long-lived assets (fixed assets, intangibles, and rights-of-use)
due to the impacts of the
COVID-19
pandemic and its impact on market capitalization devaluation in the period, as further disclosed in Note 18.

1.1.3	New working capital and export financing lines
New issuance of guaranteed notes in the amount of US$ 750.0 and Tender Offer
On September 17, 2020, the Company’s wholly owned finance subsidiary Embraer Netherlands Finance B.V, issued US$ 750.0 in guaranteed notes at 6.95% p.a., due on January 17, 2028. This operation is fully and unconditionally guaranteed by Embraer S.A. (“Embraer”) and Yaborã Indústria Aeronáutica S.A (“Yaborã”).
Out of the total resources raised through the new issuance, US$ 250.0 were used to conclude a Tender Offer announced on September 8, 2020 and concluded on September 23, 2020, being: (i) US$ 167.7 in principal of notes issued by Yaborã and guaranteed by Embraer with interest of 5.150% p.a. and maturing on 2022, and (ii) US$ 82.3 in principal of notes issued by Embraer Overseas Limited and guaranteed by Embraer and Yaborã with interest of 5.696% p.a. and maturing of 2023.
The costs incurred to conclude the Tender Offer were recognized as financial expenses, net in the statements of income for the fiscal year ended December 31, 2020, considering the principal repurchased in the transaction was derecognized as loans and financing of the Company. The derecognition of loans and financing repurchased as part of the Tender Offer generated a loss of US$ 4.5 in the line of financial expenses, net.
Working capital and exporting financing lines (BNDES and other public and private banks)
On June 15, 2020, the Company finalized the terms of working capital and export financing agreements in an aggregate principal amount of US$ 615.0, with a term of up to four years. The amount of US$ 300.0 was financed by the Brazilian National Bank for Economic and Social Development (
Banco Nacional de Desenvolvimento Econômico e Social
– BNDES), which the agreement being signed on June 26, 2020, and US$ 315.0 was financed by private and public banks (Banco do Brasil, Bradesco, Morgan Stanley, Natixis and Santander).
The Company had received all resources from BNDES and other banks.
New working capital and export financing line (U.S. Exim Bank)
On August, 2020, Embraer Aircraft Holding, Inc. and Embraer S.A., as guarantor, entered into a working capital guarantee agreement with Export-Import Bank of the United States (“U.S. Exim Bank”) in the amount of US$ 97.2, accruing interest at one month LIBOR plus
1.4% p.a., for a one-year term. The amount was received by the Company on August 21, 2020.

1.1.4	Business combination – Tempest, a company specializing in cybersecurity
On July 1, 2020, Embraer announced the signing of a contract for a capital investment in Tempest Security Intelligence, resulting in a controlling stake in the company.
The largest cybersecurity company in Brazil, Tempest positions itself as a provider of complete solutions for business protection in the digital world. With offices in Recife, São Paulo, and London, it serves more than 300 clients in Brazil, Latin America, and Europe.
Founded in Recife in 2000, Tempest is one of the companies to receive an investment from the Aerospace Investment Fund (
Fundo de Investimento em Participações Aeroespacial
—FIP) created by BNDES, FINEP, São Paulo Development Agency (
DESENVOLVE SP
) and Embraer, the goal of which is to strengthen the aerospace, aeronautical, defense, and security production chain. Through the Aerospace Fund, Embraer held indirect participation in Tempest since 2016.
The closing date occurred on November 30, 2020.
Further details regarding the business combination are disclosed on Note 13.

1.1.5	Incident of information security
On November 24, 2020, Embraer suffered a cybersecurity incident that was later identified with a ransomware attack. The attack resulted in the encryption of an environment of virtual servers hosted in Brazil. The perpetrators of the attack exfiltrated certain data from that environment, and some of that data was made available on the dark web.
Immediately after the incident, Embraer employed significant IT resources and took steps to protect its systems, isolate the affected server and remedy its network. In view of the effectiveness of the Company’s response and the availability of back-up
servers, Embraer chose not to establish contact with the perpetrators of the attack and not to pay any ransom. As part of its reaction, Embraer hired Tempest Security Intelligence, a leading cybersecurity company, to investigate the incident and supplement the Company’s remediation efforts.
Embraer adopted additional measures to strengthen the security of its systems, as well as reporting the incident to competent authorities, in Brazil and abroad.
The incident had no significant impact over the Company’s revenues, cash flows or any material incremental expenses for the fiscal year. There is also no indication that the accuracy and completeness of any financial information had been affected as a result of the incident.